Expense Example, No Redemption (Invesco Mid Cap Basic Value Fund, USD $)	12 Months Ended
May 02, 2011
Class A, Invesco Mid Cap Basic Value Fund
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class A
1 Year	$ 686
3 Years	972
5 Years	1,279
10 Years	2,148
Class B, Invesco Mid Cap Basic Value Fund
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class B
1 Year	219
3 Years	676
5 Years	1,159
10 Years	2,303
Class C, Invesco Mid Cap Basic Value Fund
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class C
1 Year	219
3 Years	676
5 Years	1,159
10 Years	2,493
Class R, Invesco Mid Cap Basic Value Fund
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class R
1 Year	169
3 Years	523
5 Years	902
10 Years	1,965
Class Y, Invesco Mid Cap Basic Value Fund
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class Y
1 Year	118
3 Years	368
5 Years	638
10 Years	$ 1,409